Earnings/(Loss) Per Share - Summary of Basic and Diluted Earnings/(Loss) Per Share (Details) - USD ($)	4 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net (loss)/income from continuing operations		$ (5,987,746)	$ 1,870,881
Weighted average shares outstanding basic		57,993,297	57,102,588
Weighted average shares outstanding diluted		57,993,297	57,102,588
(Loss)/earnings per share from continuing operations - Basic		$ (0.1)	$ 0.03
(Loss)/earnings per share from continuing operations - Diluted		$ (0.1)	$ 0.03
Net loss from discontinued operations	$ (13,770,740)	$ (13,770,740)
Loss per share from discontinued operations - Basic		$ (0.24)
Loss per share from discontinued operations - Diluted		$ (0.24)
Net (loss)/income		$ (19,758,486)	$ 1,870,881
(Loss)/ earnings per share - Basic		$ (0.34)	$ 0.03
(Loss)/ earnings per share - Diluted		$ (0.34)	$ 0.03